Borrowings	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Borrowings
15	Borrowings

(1)	Details of borrowings as of December 31, 2023 and 2024, are as follows:

1)	Debentures

(In millions of Korean won and foreign currencies in thousands)			December 31, 2023			December 31, 2024
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
MTNP notes 1	Sep. 07, 2034	6.500%	USD 100,000	￦	128,940	USD 100,000	￦	147,000
MTNP notes	Jul. 18, 2026	2.500%	USD 400,000		515,760	USD 400,000		588,000
MTNP notes	Jul. 19, 2024	—	JPY 400,000		3,651	—		—
MTNP notes	Sep. 01, 2025	1.000%	USD 400,000		515,760	USD 400,000		588,000
FR notes 2	Nov. 01, 2024	—	USD 350,000		451,290	—		—
MTNP notes	Jan. 21, 2027	1.375%	USD 300,000		386,820	USD 300,000		441,000
MTNP notes	Aug. 08, 2025	4.000%	USD 500,000		644,700	USD 500,000		735,000
MTNP notes	Feb. 02. 2028	4.125%	—		—	USD 500,000		735,000
The 183-3rd Public bond	Dec. 22, 2031	4.270%	—		160,000	—		160,000
The 184-3rd Public bond	Apr. 10, 2033	3.170%	—		100,000	—		100,000
The 186-3rd Public bond	Jun. 26, 2024	—	—		110,000	—		—
The 186-4th Public bond	Jun. 26, 2034	3.695%	—		100,000	—		100,000
The 187-3rd Public bond	Sep. 02, 2024	—	—		170,000	—		—
The 187-4th Public bond	Sep. 02, 2034	3.546%	—		100,000	—		100,000
The 188-2nd Public bond	Jan. 29, 2025	2.454%	—		240,000	—		240,000
The 188-3rd Public bond	Jan. 29, 2035	2.706%	—		50,000	—		50,000
The 189-3rd Public bond	Jan. 28, 2026	2.203%	—		100,000	—		100,000
The 189-4th Public bond	Jan. 28, 2036	2.351%	—		70,000	—		70,000
The 190-3rd Public bond	Jan. 30, 2028	2.947%	—		170,000	—		170,000
The 190-4th Public bond	Jan. 30, 2038	2.931%	—		70,000	—		70,000
The 191-2nd Public bond	Jan. 15, 2024	—	—		80,000	—		—
The 191-3rd Public bond	Jan. 15, 2029	2.160%	—		110,000	—		110,000
The 191-4th Public bond	Jan. 14, 2039	2.213%	—		90,000	—		90,000
The 192-2nd Public bond	Oct. 11, 2024	—	—		100,000	—		—
The 192-3rd Public bond	Oct. 11, 2029	1.622%	—		50,000	—		50,000
The 192-4th Public bond	Oct. 11, 2039	1.674%	—		110,000	—		110,000
The 193-2nd Public bond	Jun. 17, 2025	1.434%	—		70,000	—		70,000
The 193-3rd Public bond	Jun. 17, 2030	1.608%	—		20,000	—		20,000
The 193-4th Public bond	Jun. 15, 2040	1.713%	—		60,000	—		60,000
The 194-1st Public bond	Jan. 26, 2024	—	—		130,000	—		—
The 194-2nd Public bond	Jan. 27, 2026	1.452%	—		140,000	—		140,000
The 194-3rd Public bond	Jan. 27, 2031	1.849%	—		50,000	—		50,000
The 194-4th Public bond	Jan. 25, 2041	1.976%	—		80,000	—		80,000

(In millions of Korean won and foreign currencies in thousands)			December 31, 2023		December 31, 2024
Type	Maturity	Annual interest rates	Foreign currency	Korean won	Foreign currency	Korean won
The 195-1st Public bond	Jun. 10, 2024	—	—	180,000	—	—
The 195-2nd Public bond	Jun. 10, 2026	1.806%	—	80,000	—	80,000
The 195-3rd Public bond	Jun. 10, 2031	2.168%	—	40,000	—	40,000
The 196-1st Public bond	Jan. 27, 2025	2.596%	—	270,000	—	270,000
The 196-2nd Public bond	Jan. 27, 2027	2.637%	—	100,000	—	100,000
The 196-3rd Public bond	Jan. 27, 2032	2.741%	—	30,000	—	30,000
The 197-1st Public bond	Jun. 27, 2025	4.191%	—	280,000	—	280,000
The 197-2nd Public bond	Jun. 29, 2027	4.188%	—	120,000	—	120,000
The 198-1st Public bond	Jan. 10, 2025	3.847%	—	70,000	—	70,000
The 198-2nd Public bond	Jan. 12, 2026	3.869%	—	150,000	—	150,000
The 198-3rd Public bond	Jan. 12, 2028	3.971%	—	80,000	—	80,000
The 199-1st Public bond	Jul. 11, 2025	4.028%	—	85,000	—	85,000
The 199-2nd Public bond	Jul. 10, 2026	4.146%	—	160,000	—	160,000
The 199-3rd Public bond	Jul. 12, 2028	4.221%	—	155,000	—	155,000
The 200-1st Public bond	Feb. 27, 2026	3.552%	—	—	—	120,000
The 200-2nd Public bond	Feb. 26, 2027	3.608%	—	—	—	200,000
The 200-3rd Public bond	Feb. 27, 2029	3.548%	—	—	—	80,000
The 201-1st Public bond	Dec. 02, 2027	2.899%	—	—	—	130,000
The 201-2nd Public bond	Dec. 02, 2029	2.918%	—	—	—	70,000
The 201-3rd Public bond	Dec. 02, 2034	3.057%	—	—	—	100,000
The 18-1st unsecured bond	Jul. 02, 2024	—	—	100,000	—	—
The 18-2nd unsecured bond	Jul. 02, 2026	2.224%	—	50,000	—	50,000
The 19-1nd unsecured bond	Jun. 12, 2027	3.691%	—	—	—	50,000
The 19-2nd unsecured bond	Jun. 12, 2029	3.783%	—	—	—	50,000
The 149-1st Won-denominated unsecured bond	Mar. 08, 2024	—	—	70,000	—	—
The 149-2nd Won-denominated unsecured bond	Mar. 10, 2026	1.756%	—	30,000	—	30,000
The 150-2nd Won-denominated unsecured bond	Apr. 08, 2024	—	—	30,000	—	—
The 151-2nd Won-denominated unsecured bond	May. 14, 2024	—	—	40,000	—	—
The 152-1st Won-denominated unsecured bond	Aug. 30, 2024	—	—	80,000	—	—
The 152-2nd Won-denominated unsecured bond	Aug. 28, 2026	1.982%	—	20,000	—	20,000
The 153-2nd Won-denominated unsecured bond	Nov. 11, 2024	—	—	70,000	—	—
The 154th Won-denominated unsecured bond	Jan. 23, 2025	2.511%	—	40,000	—	40,000
The 155-1st Won-denominated unsecured bond	Feb. 29, 2024	—	—	50,000	—	—
The 155-2nd Won-denominated unsecured bond	Sep. 02, 2024	—	—	20,000	—	—
The 155-3rd Won-denominated unsecured bond	Feb. 28, 2025	2.880%	—	20,000	—	20,000
The 156-1st Won-denominated unsecured bond 2	Mar. 25, 2025	5Y CMS+0.404%	—	60,000	—	60,000
The 156-2nd Won-denominated unsecured bond 2	Mar. 25, 2032	10Y CMS+0.965%	—	40,000	—	40,000
The 158th Won-denominated unsecured bond	Jan. 27, 2025	4.421%	—	50,000	—	50,000
The 159-1st Won-denominated unsecured bond	Aug. 09, 2024	—	—	30,000	—	—
The 159-2nd Won-denominated unsecured bond	Aug. 11, 2027	4.505%	—	30,000	—	30,000
The 160-1st Won-denominated unsecured bond	Jun. 14, 2024	—	—	20,000	—	—
The 160-2nd Won-denominated unsecured bond	Dec. 13, 2024	—	—	20,000	—	—
The 160-3rd Won-denominated unsecured bond	Dec. 12, 2025	5.769%	—	30,000	—	30,000
The 161-1st Won-denominated unsecured bond	Jun. 21, 2024	—	—	10,000	—	—
The 161-2nd Won-denominated unsecured bond	Dec. 20, 2024	—	—	20,000	—	—
The 161-3rd Won-denominated unsecured bond	Jun. 20, 2025	5.594%	—	30,000	—	30,000
The 161-4th Won-denominated unsecured bond	Dec. 22, 2025	5.615%	—	10,000	—	10,000
The 162-2nd Won-denominated unsecured bond	Jan. 26, 2024	—	—	40,000	—	—
The 162-3rd Won-denominated unsecured bond	Apr. 26, 2024	—	—	10,000	—	—
The 163-1st Won-denominated unsecured bond	Feb. 20, 2026	4.059%	—	20,000	—	20,000
The 163-2nd Won-denominated unsecured bond	Feb. 22, 2028	4.311%	—	80,000	—	80,000
The 164-1st Won-denominated unsecured bond	Apr. 12, 2024	—	—	10,000	—	—
The 164-2nd Won-denominated unsecured bond	Oct. 24, 2024	—	—	30,000	—	—
The 164-3rd Won-denominated unsecured bond	Apr. 14, 2028	4.220%	—	30,000	—	30,000
The 165-1st Won-denominated unsecured bond	May. 09, 2025	3.870%	—	30,000	—	30,000
The 165-2nd Won-denominated unsecured bond	Nov. 09, 2026	3.932%	—	10,000	—	10,000
The 165-3rd Won-denominated unsecured bond	May. 07, 2027	3.972%	—	30,000	—	30,000

December 31, 2022, 2023 and 2024

(In millions of Korean won and foreign currencies in thousands)			December 31, 2023			December 31, 2024
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
The 166-1st Won-denominated unsecured bond	Nov. 22, 2024	—	—		20,000	—		—
The 166-2nd Won-denominated unsecured bond	Apr. 22, 2025	4.310%	—		40,000	—		40,000
The 166-3rd Won-denominated unsecured bond	May. 21, 2025	4.332%	—		10,000	—		10,000
The 166-4th Won-denominated unsecured bond	May. 22, 2025	4.332%	—		40,000	—		40,000
The 167-1st Won-denominated unsecured bond	Dec. 20, 2024	—	—		30,000	—		—
The 167-2nd Won-denominated unsecured bond	Jan. 22, 2025	3.864%	—		50,000	—		50,000
The 167-3rd Won-denominated unsecured bond	Feb. 21, 2025	3.864%	—		10,000	—		10,000
The 167-4th Won-denominated unsecured bond	Dec. 22, 2025	3.858%	—		10,000	—		10,000
The 168-1st Won-denominated unsecured bond	Jun. 05, 2025	3.687%	—		—	—		40,000
The 168-2nd Won-denominated unsecured bond	Aug. 06, 2025	3.703%	—		—	—		70,000
The 168-3rd Won-denominated unsecured bond	Oct. 02, 2025	3.724%	—		—	—		40,000
The 169th Won-denominated unsecured bond	Apr. 4, 2025	3.671%	—		—	—		50,000
The 170th Won-denominated unsecured bond	Jun. 12, 2026	3.688%	—		—	—		50,000
The 171-1st Won-denominated unsecured bond	Jun. 11, 2027	3.330%	—		—	—		20,000
The 171-2nd Won-denominated unsecured bond	Aug. 12, 2027	3.329%	—		—	—		60,000
The 172-1st Won-denominated unsecured bond	Mar. 6, 2026	3.514%	—		—	—		10,000
The 172-2nd Won-denominated unsecured bond	Mar. 9, 2026	3.514%	—		—	—		40,000
The 172-3rd Won-denominated unsecured bond	Sep. 9, 2026	3.474%	—		—	—		30,000
The 173-1st Won-denominated unsecured bond	Sep. 23, 2027	3.291%	—		—	—		60,000
The 173-2nd Won-denominated unsecured bond	Sep. 24, 2027	3.291%	—		—	—		50,000
The 173-3rd Won-denominated unsecured bond	Oct. 22, 2027	3.292%	—		—	—		40,000
The 174th Won-denominated unsecured bond	Nov. 10. 2025	3.339%	—		—	—		60,000
The 175-1st Won-denominated unsecured bond	Dec. 10. 2025	3.169%	—		—	—		50,000
The 175-2nd Won-denominated unsecured bond	Dec. 10. 2027	3.101%	—		—	—		50,000
The 176th Won-denominated unsecured bond	Dec. 18. 2026	3.134%	—		—	—		70,000

Subtotal					8,446,921			9,154,000
Less: Current portion					(1,924,523)			(3,073,474)
Discount on bonds					(19,248)			(24,177)

Total				￦	6,503,150		￦	6,056,349

1
As of December 31, 2024, the Controlling Company has outstanding notes in the amount of USD 100 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered on the Singapore Stock Exchange, which allowed issuance of notes of up to USD 2,000 million. However, the MTNP was terminated in 2007.

2	The CMS (5Y) and CMS (10Y) is approximately 2.720% and 2.780%, respectively as of December 31, 2024.

2)	Convertible bonds

(In millions of Korean won)
Type	Issuance Date	Maturity	Annual interest Rate	December 31, 2023		December 31, 2024
The 1st CB (Private) 1	Jun. 5, 2020	Jun. 5, 2025	2	￦	8,000	8,000
Redemption premium					2,267	2,267
Conversion rights adjustment					(1,811)	(580)

Subtotal					8,456	9,687
Less: Current portion					(8,456)	(9,687)

Total				￦	—	—

1	Common shares of Storywiz are subject to conversion (appraisal period: June 5, 2021~May 4, 2025).

2	Nominal interest rate and maturity yield is approximately 0% and 5%, respectively, and will be settled on maturity.

3)	Borrowings

a.	Short-term borrowings

(In millions of Korean won)			December 31, 2023			December 31, 2024
Type	Financial institution	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won

Operational	Shinhan Bank 1	4.210%~6.280%	—	￦	151,500	—	￦	71,000
		5.430%~6.270%	—		—	—		13,090
		CD(91D)+1.800%	—		—	—		16,900
		CD(91D)+1.990%	—		20,000	—		20,000
	Woori Bank 1	4.050%	—		70,000	—		70,000
		4.230%~5.330%	—		—	—		51,950
	Korea Development Bank	4.470%~5.940%	—		34,900	—		35,000
	Industrial Bank of Korea	4.340%	—		6,000	—		6,000
	Hana Bank	—	—		4,800	—		—
	KB SECURITIES	3.630%	—		69,635	—		120,000
	HSBC	—	USD 23,600		30,450	—		—
	NongHyup Bank 1	4.340%	—		8,500	—		14,200
	Korea Investment	—	—		30,000	—		—
	Standard Chartered Bank 1	CD(91D)+0.750%	—		—	—		32,000

	Total				￦ 425,785		￦	450,140

1	CD(91D) is approximately 3.400% as of December 31, 2024

b. Long-term borrowings

(In millions of Korean won and thousands of foreign currencies)			December 31, 2023			December 31, 2024
Financial institution	Type	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
Export-Import Bank of Korea	Inter-Korean Cooperation Fund 1	1.000%	—	￦	1,480	—	￦	987
CA-CIB	General loans	3.820%	—		200,000	—		100,000
JPM	General loans	2.700%	—		200,000	—		100,000
DBS	General loans	3.820%	—		100,000	—		100,000
Shinhan Bank	General loans	4.090%	—		—	—		100,000
	General loans 2	Term SOFR(3M)+1.700%	USD 8,910		11,489	USD 8,910		13,098
	General loans	—	USD 31,472		40,655	—		—
	General loans 3	4.490%	—		62,398	—		62,398
	General loans 2	Term SOFR(3M)+1.300%	USD 21,127		27,241	USD 21,127		31,056
	General loans 2	Term SOFR(3M)+1.940%	USD 35,000		45,129	USD 35,000		51,450
	General loans 2	—	—		16,900	—		—
Woori Bank	General loans 2	EURIBOR(3M)+0.950%	EUR 7,700		10,985	EUR 6,900		10,548
	General loans	5.150%	—		41,526	—		26,526
Hi Investment & Securities	CP	2.302%	—		92,994	—		95,321
Bookook Investment	CP	—	—		19,525	—		—
Korea Investment	CP	3.622%	—		75,928	—		78,933
Korea Development Bank	General loans	4.740%~4.960%	—		137,000	—		33,000
KDB Bank Uzbekistan	loans 4	23.000%	—		—	UZS 45,448,426		4,999
	loans 4	10.300%	—		—	USD 5,400		7,725
NH Jayang	PF loans 2	CD(91D)+1.150%	—		53,033	—		8,366
Kyobo Life Insurance	PF loans 2	CD(91D)+1.150%~ CD(91D)+3.450%	—		84,586	—		44,385
Standard Chartered Bank Korea	PF loans 2	CD(91D)+1.150%~ CD(91D)+3.450%	—		56,390	—		29,590
General loans		—	—		32,000	—		—
Samsung Life Insurance	PF loans	1.860%~4.160%	—		46,992	—		24,658
Kookmin Bank	General loans	4.750%	—		—	—		8,000

Subtotal					1,356,251			931,040
Less: Current portion					(699,800)			(371,451)

Total				￦	656,451		￦	559,589

1	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a 7-year grace period.
2	EURIBOR (3M), Term SOFR (3M) and CD (91D) are approximately 2.714%, 4.692%, 3.400% respectively, as of December 31, 2024.
3	The general loans are repayable in installments over 4 years after a three-year grace period.
4	The general loans are repayable in installments over 3 years after a two-year grace period.

(2)	Repayment schedule of the Group’s debentures and borrowings including the portion of current liabilities as of December 31, 2024, is as follows:

(In millions of Korean won)
	Bonds				Borrowings			Total
	In local currency		In foreign currency	Sub- total	In local currency	In foreign currency	Sub- total
Jan.1, 2025 ~ Dec.31 2025	￦	1,763,000	1,323,000	3,086,000	746,466	75,126	821,592	3,907,592
Jan.1, 2026 ~ Dec.31 2026		1,080,000	588,000	1,668,000	119,414	31,056	150,470	1,818,470
Jan.1, 2027 ~ Dec.31 2027		940,000	441,000	1,381,000	342,600	4,231	346,831	1,727,831
Jan.1, 2028 ~ Dec.31 2028		515,000	735,000	1,250,000	15,600	4,231	19,831	1,269,831
After Jan.1, 2029		1,630,000	147,000	1,777,000	38,225	4,232	42,457	1,819,457

Total	￦	5,928,000	3,234,000	9,162,000	1,262,305	118,876	1,381,181	10,543,181